OTHER PROVISIONS - Schedule of other provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Provisions [Line Items]
Current liabilities	$ 8,413	$ 14,221
Non-current liabilities	674,611	623,846
Total Liabilities	$ 683,024	$ 638,067	$ 941,808	$ 942,537
Probability of loss percentage	50.00%	50.00%
Tax contingencies
Other Provisions [Line Items]
Current liabilities	$ 1,722	$ 11,536
Non-current liabilities	330,955	313,165
Total Liabilities	332,677	324,701
Civil contingencies
Other Provisions [Line Items]
Current liabilities	5,052	1,173
Non-current liabilities	169,732	124,411
Total Liabilities	174,784	125,584
Labor contingencies
Other Provisions [Line Items]
Current liabilities	1,639	1,512
Non-current liabilities	160,105	174,035
Total Liabilities	161,744	175,547
Other
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	11,181	9,908
Total Liabilities	11,181	9,908
Commission investigation
Other Provisions [Line Items]
Current liabilities	0	0
Non-current liabilities	2,638	2,327
Total Liabilities	$ 2,638	$ 2,327